                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05654

Morgan Stanley Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2006

Date of reporting period: February 28, 2006


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY INCOME TRUST PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED FEBRUARY 28, 2006

                                                             LEHMAN
                                                            BROTHERS           LIPPER
                                                          INTERMEDIATE       CORPORATE
                                                              U.S.           DEBT FUNDS
                                                           GOVERNMENT/       BBB-RATED
CLASS A        CLASS B        CLASS C       CLASS D      CREDIT INDEX(1)      INDEX(2)
  -0.62%         -0.94%         -0.91%        -0.43%               -0.28%          0.34%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

Despite high energy prices and the devastation of the Gulf Coast hurricanes, the U.S. economy demonstrated resilience during the reporting period. While some observers initially expected that Hurricane Katrina would deliver a significant blow to the U.S. economy, it became apparent as the weeks progressed that the impact on the economy would be much smaller and more temporary than many had anticipated. Moreover, sharply higher energy prices failed to interrupt the positive economic momentum.

The first two months of 2006 proved somewhat uneventful. As many expected, the Federal Open Market Committee (the "Fed") once again raised the federal funds target rate by a quarter-point to 4.50 percent in January. Also as expected, Alan Greenspan retired in January after more than 18 years as chairman of the Federal Reserve Board of Governors. Ben S. Bernanke replaced him, and in his first Congressional testimony as chairman, Bernanke acknowledged some risks to the Fed's relatively contained inflation forecast and recognized the potential for upward pressure on inflation if certain conditions persisted unchecked. The chairman also indicated that he concurred with the Fed's January policy statement which noted the potential for further tightening of monetary policy.

U.S. Treasury yields rose for the period overall. Short- and intermediate-term Treasury yields were more responsive to stronger-than-expected economic data and rose more rapidly than longer-term Treasury yields. Accordingly, the yield curve (which measures the difference between short- and long-term bond yields) flattened during the six-month period.

U.S. investment-grade corporate bonds underperformed other major bond market sectors. Sector returns were unevenly distributed, with a few key names driving performance within each sector. Overall, Aa-rated issues posted the highest returns while medium quality, Baa-rated issues lagged. Among the investment-grade corporate sub-sectors, the best performers were energy, utilities and banking issues. Within the high yield sector, lower-rated issues posted the best performance with forest products, telecom and consumer products leading the way.

PERFORMANCE ANALYSIS

Morgan Stanley Income Trust underperformed the Lehman Brothers Intermediate U.S. Government/Credit Index and the Lipper Corporate Debt Funds BBB-Rated

Index for the six months ended February 28, 2006, assuming no deduction of applicable sales charges.

During the period, we kept the Fund's overall interest-rate exposure well below that of its Lehman benchmark. This posture was beneficial as interest rates rose across the yield curve, especially in the short-term and intermediate-term portions of the curve.

Favorable sector and security selection decisions, most notably an underweight in the automotive sector, benefited relative performance versus the Lehman benchmark. Within the investment-grade portion of the Fund, a focus on higher-rated issues contributed positively to both absolute and relative performance.

While the Fund emphasizes investment-grade credits, it also includes a smaller allocation to higher yielding securities. Within the high yield portion, a conservative approach detracted from performance as higher-rated issues underperformed the riskiest segment of the high yield market (issues rated CCC and below).

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

PORTFOLIO COMPOSITION*

Corporate Bonds                                                     68.8%
Short-Term Investments                                              13.1
U.S. Government Obligations                                          9.1
Asset-Backed Securities                                              8.8
Mortgage-Backed Securities                                           0.2

LONG-TERM CREDIT ANALYSIS

AAA                                                                 36.2%
AA                                                                   8.5
A                                                                   20.1
BBB                                                                 27.4
BB                                                                   5.2
B or Below                                                           2.6


* DOES NOT INCLUDE OPEN LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $11,110,188 AND NET UNREALIZED APPRECIATION OF $611 AND OPEN SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $1,635,000 AND UNREALIZED DEPRECIATION OF $209.

DATA AS OF FEBRUARY 28, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS AND ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN INVESTMENT GRADE FIXED-INCOME SECURITIES. THESE SECURITIES MAY INCLUDE CORPORATE DEBT SECURITIES, PREFERRED STOCKS, U.S. GOVERNMENT SECURITIES, MORTGAGE-BACKED SECURITIES, INCLUDING COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"), ASSET-BACKED SECURITIES AND SECURITIES ISSUED BY FOREIGN GOVERNMENTS OR CORPORATIONS. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS DOMESTIC AND INTERNATIONAL ECONOMIC DEVELOPMENTS, INTEREST RATE TRENDS, BOND RATINGS AND OTHER FACTORS RELATING TO THE ISSUERS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED FEBRUARY 28, 2006

                       CLASS A SHARES*         CLASS B SHARES**          CLASS C SHARES+        CLASS D SHARES++
                      (SINCE 07/28/97)         (SINCE 05/03/89)         (SINCE 07/28/97)        (SINCE 07/28/97)
SYMBOL                           IISAX                    IISBX                    IISCX                   IISDX
1 YEAR                            2.42%(3)                 1.74%(3)                 1.80%(3)                2.71%(3)
                                 (1.93)(4)                (3.15)(4)                 0.82(4)                   --
5 YEARS                           4.67(3)                  3.85(3)                  3.88(3)                 4.68(3)
                                  3.77(4)                  3.50(4)                  3.88(4)                   --
10 YEARS                            --                     4.23(3)                    --                      --
                                    --                     4.23(4)                    --                      --
SINCE INCEPTION                   4.74(3)                  5.29(3)                  3.99(3)                 4.82(3)
                                  4.21(4)                  5.29(4)                  3.99(4)                   --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX TRACKS THE PERFORMANCE OF U.S. GOVERNMENT AND CORPORATE OBLIGATIONS, INCLUDING U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES, AND CORPORATE AND YANKEE BONDS WITH MATURITIES OF 1 TO 10 YEARS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER CORPORATE DEBT FUNDS BBB-RATED INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER CORPORATE DEBT FUNDS BBB-RATED CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/05 - 02/28/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING         ENDING       EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                  -------------   -------------   ---------------
                                                                                    09/01/05 -
                                                    09/01/05        02/28/06         02/28/06
                                                  -------------   -------------   ---------------
CLASS A
Actual (-0.62% return)                            $    1,000.00   $      993.80   $          5.19
Hypothetical (5% annual return before expenses)   $    1,000.00   $    1,019.59   $          5.26

CLASS B
Actual (-0.94% return)                            $    1,000.00   $      990.60   $          8.14
Hypothetical (5% annual return before expenses)   $    1,000.00   $    1,016.61   $          8.25

CLASS C
Actual (-0.91% return)                            $    1,000.00   $      990.90   $          7.80
Hypothetical (5% annual return before expenses)   $    1,000.00   $    1,016.96   $          7.90

CLASS D
Actual (-0.43% return)                            $    1,000.00   $      995.70   $          3.96
Hypothetical (5% annual return before expenses)   $    1,000.00   $    1,020.83   $          4.01

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.05%, 1.65%, 1.58% AND 0.80% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 1.32%, 1.92%, 1.85% AND 1.07% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY.

MORGAN STANLEY INCOME TRUST

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                  COUPON        MATURITY
THOUSANDS                                                                   RATE           DATE        VALUE
----------------------------------------------------------------------------------------------------------------
                CORPORATE BONDS (66.1%)
                ADVERTISING/MARKETING SERVICES (1.2%)
$         395   Interpublic Group of Companies, Inc. (The)                   5.40%       11/15/09   $    365,375
          385   WPP Finance (UK) Corp. (United Kingdom)                     5.875        06/15/14        386,964
                                                                                                    ------------
                                                                                                         752,339
                                                                                                    ------------
                AEROSPACE & DEFENSE (1.0%)
          175   Raytheon Co.                                                 4.50        11/15/07        173,002
           32   Raytheon Co.                                                 6.75        08/15/07         32,651
          100   Raytheon Co.                                                 8.30        03/01/10        110,805
          323   Systems 2001 Asset Trust - 144A**
                  (Cayman Islands)                                          6.664        09/15/13        342,734
                                                                                                    ------------
                                                                                                         659,192
                                                                                                    ------------
                AIR FREIGHT/COURIERS (0.5%)
           65   Fedex Corp.                                                  2.65        04/01/07         63,182
          220   Fedex Corp.                                                  7.25        02/15/11        237,811
                                                                                                    ------------
                                                                                                         300,993
                                                                                                    ------------
                AIRLINES (0.4%)
          238   America West Airlines, Inc. (Series 01-1)                    7.10        04/02/21        250,642
                                                                                                    ------------
                APPAREL/FOOTWEAR RETAIL (0.4%)
          270   Limited Brands, Inc.                                         6.95        03/01/33        277,176
                                                                                                    ------------
                AUTO PARTS: O.E.M. (0.8%)
          265   Johnson Controls, Inc.                                       5.00        11/15/06        264,204
          270   Lear Corp. (Series B)                                        8.11        05/15/09        238,435
                                                                                                    ------------
                                                                                                         502,639
                                                                                                    ------------
                BEVERAGES: ALCOHOLIC (1.3%)
          430   FBG Finance Ltd.- 144A** (Australia)                        5.125        06/15/15        412,568
          430   Miller Brewing Co. - 144A**                                  4.25        08/15/08        420,657
                                                                                                    ------------
                                                                                                         833,225
                                                                                                    ------------
                BUILDING PRODUCTS (0.2%)
          160   Masco Corp.                                                 4.625        08/15/07        158,216
                                                                                                    ------------
                CABLE/SATELLITE TV (1.5%)
          270   Comcast Cable Communications Inc.                            6.75        01/30/11        283,666
          345   Cox Communications, Inc.                                    4.625        01/15/10        332,622
          315   Echostar DBS Corp.                                          6.375        10/01/11        309,488
           20   Echostar DBS Corp.                                          6.625        10/01/14         19,550
                                                                                                    ------------
                                                                                                         945,326
                                                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                  COUPON        MATURITY
THOUSANDS                                                                   RATE           DATE        VALUE
----------------------------------------------------------------------------------------------------------------
                CASINO/GAMING (0.8%)
$         530   Harrah's Operating Co., Inc.                                5.625%       06/01/15   $    518,752
                                                                                                    ------------
                CONTAINERS/PACKAGING (0.8%)
          540   Sealed Air Corp. - 144A**                                   5.625        07/15/13        534,916
                                                                                                    ------------
                DEPARTMENT STORES (1.6%)
        1,045   May Department Stores Co., Inc.                              5.95        11/01/08      1,061,034
                                                                                                    ------------
                ELECTRIC UTILITIES (8.5%)
          420   Ameren Corp.                                                4.263        05/15/07        414,776
          400   Arizona Public Service Co.                                   5.80        06/30/14        403,852
          285   Arizona Public Service Co.                                   6.75        11/15/06        287,678
          395   CC Funding Trust I                                           6.90        02/16/07        400,868
          265   Cincinnati Gas & Electric Co.                                5.70        09/15/12        269,730
          105   Consolidated Natural Gas Co.                                 5.00        12/01/14        101,019
          470   Consolidated Natural Gas Co.
                 (Series B)                                                 5.375        11/01/06        470,525
          390   Consumers Energy Co.                                         4.80        02/17/09        384,856
          205   Detroit Edison Co. (The)                                    6.125        10/01/10        211,818
          340   Duquesne Light Co. (Series O)                                6.70        04/15/12        365,263
          255   Entergy Gulf States, Inc.                                    3.60        06/01/08        244,526
          365   Entergy Gulf States, Inc.                                    4.81+       12/01/09        361,101
          200   Entergy Gulf States, Inc. - 144A**                          5.207+       12/08/08        200,228
          315   Jersey Central Power & Light Company                        5.625        05/01/16        320,166
          205   Monongahela Power Co.                                        5.00        10/01/06        204,658
          395   Pacific Gas & Electric Co.                                   6.05        03/01/34        410,155
          140   Panhandle Eastern Pipe Line Co. (Series B)                   2.75        03/15/07        136,333
           70   PSEG Energy Holdings Inc.                                   8.625        02/15/08         74,025
          220   Texas Eastern Transmission, LP                               7.00        07/15/32        257,578
                                                                                                    ------------
                                                                                                       5,519,155
                                                                                                    ------------
                ELECTRICAL PRODUCTS (1.3%)
          480   Cooper Industries Inc.                                       5.25        07/01/07        479,237
          360   Cooper Industries Inc. - 144A**                              5.25        11/15/12        358,404
                                                                                                    ------------
                                                                                                         837,641
                                                                                                    ------------
                ELECTRONICS/APPLIANCES (0.7%)
          175   Eastman Kodak Co.                                            7.25        11/15/13        172,853
          260   LG Electronics Inc. - 144A** (South Korea)                   5.00        06/17/10        254,093
                                                                                                    ------------
                                                                                                         426,946
                                                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                  COUPON        MATURITY
THOUSANDS                                                                   RATE           DATE        VALUE
----------------------------------------------------------------------------------------------------------------
                FINANCE/RENTAL/LEASING (5.3%)
$         510   CIT Group, Inc.                                             2.875%       09/29/06   $    503,908
          705   Countrywide Home Loans, Inc.
                  (Series MTN)                                               3.25        05/21/08        676,315
          570   Nationwide Building Society - 144A**
                  (United Kingdom)                                           4.25        02/01/10        551,212
          790   Residential Capital Corp.                                   6.375        06/30/10        798,414
          415   SLM Corp. (Series MTNA)                                      5.00        10/01/13        404,715
          525   Toyota Motor Credit Corp.                                    5.65        01/15/07        527,444
                                                                                                    ------------
                                                                                                       3,462,008
                                                                                                    ------------
                FINANCIAL CONGLOMERATES (4.3%)
          735   Chase Manhattan Corp.                                        6.00        02/15/09        748,527
          500   Citicorp                                                    6.375        11/15/08        516,345
          680   General Electric Capital Corp.
                  (Series MTNA)                                              6.75        03/15/32        798,470
          375   General Motors Acceptance Corp.                             6.875        09/15/11        336,137
          410   Prudential Funding LLC
                  (Series MTN) - 144A**                                      6.60        05/15/08        421,983
                                                                                                    ------------
                                                                                                       2,821,462
                                                                                                    ------------
                FOOD RETAIL (0.9%)
          425   Albertson's Inc.                                             8.00        05/01/31        407,880
          160   Safeway Inc.                                                 6.15        03/01/06        160,000
                                                                                                    ------------
                                                                                                         567,880
                                                                                                    ------------
                FOOD: MAJOR DIVERSIFIED (0.6%)
          215   ConAgra Foods, Inc.                                          7.00        10/01/28        232,033
          130   ConAgra Foods, Inc.                                          8.25        09/15/30        160,030
                                                                                                    ------------
                                                                                                         392,063
                                                                                                    ------------
                GAS DISTRIBUTORS (1.0%)
          370   NiSource Finance Corp.                                      5.344+       11/23/09        371,622
           15   Ras Laffan Liquid Natural Gas Co.
                  Ltd. - 144A** (Qatar)                                     7.628        09/15/06         15,573
          270   Sempra Energy                                               4.621        05/17/07        267,997
                                                                                                    ------------
                                                                                                         655,192
                                                                                                    ------------
                HOME FURNISHINGS (0.8%)
          155   Mohawk Industries, Inc.                                     6.125        01/15/16        156,817
          130   Mohawk Industries, Inc. (Class C)                            6.50        04/15/07        131,264
          210   Mohawk Industries, Inc. (Series D)                           7.20        04/15/12        222,024
                                                                                                    ------------
                                                                                                         510,105
                                                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                  COUPON        MATURITY
THOUSANDS                                                                   RATE           DATE        VALUE
----------------------------------------------------------------------------------------------------------------
                HOTELS/RESORTS/CRUISELINES (1.3%)
$         695   Hyatt Equities LLC - 144A**                                 6.875%       06/15/07   $    704,069
          170   Starwood Hotels & Resorts Worldwide,
                  Inc.                                                      7.375        05/01/07        174,250
                                                                                                    ------------
                                                                                                         878,319
                                                                                                    ------------
                HOUSEHOLD/PERSONAL CARE (0.9%)
          560   Clorox Co. (The)                                            4.614+       12/14/07        561,426
                                                                                                    ------------
                INDUSTRIAL CONGLOMERATES (0.8%)
          515   Honeywell International, Inc.                               5.125        11/01/06        514,790
                                                                                                    ------------
                INSURANCE BROKERS/SERVICES (2.9%)
        1,135   Farmers Exchange Capital - 144A**                            7.05        07/15/28      1,195,709
          705   Marsh & McLennan Companies, Inc.                            5.875        08/01/33        674,483
                                                                                                    ------------
                                                                                                       1,870,192
                                                                                                    ------------
                INVESTMENT BANKS/BROKERS (0.5%)
          330   Goldman Sachs Group Inc. (The)                               5.25        10/15/13        327,461
                                                                                                    ------------
                MAJOR BANKS (0.9%)
          560   HSBC Finance Corp.                                           6.75        05/15/11        595,781
                                                                                                    ------------
                MAJOR TELECOMMUNICATIONS (5.0%)
          540   AT&T Corp.                                                   9.75        11/15/31        677,735
          150   Deutsche Telekom International Finance
                  Corp. (Netherlands)                                        8.00        06/15/10        165,043
          295   Deutsche Telekom International Finance
                  Corp. BV (Netherlands)                                     8.25        06/15/30        372,018
          420   France Telecom S.A. (France)                                 8.75        03/01/31        552,932
           80   GTE Corp.                                                    6.36        04/15/06         80,106
          300   SBC Communications, Inc.                                     6.15        09/15/34        299,911
          305   Sprint Capital Corp.                                         8.75        03/15/32        401,830
          255   Telecom Italia Capital SA
                  (Luxembourg)                                               4.00        11/15/08        246,392
          310   Telecom Italia Capital SA
                  (Luxembourg)                                               4.00        01/15/10        293,508
          165   Verizon Global Funding Corp.                                 7.25        12/01/10        177,850
                                                                                                    ------------
                                                                                                       3,267,325
                                                                                                    ------------
                MANAGED HEALTH CARE (1.4%)
          600   Health Net, Inc.                                            9.875        04/15/11        692,656
          175   WellPoint Health Networks Inc.                              6.375        06/15/06        175,725
           55   WellPoint Inc.                                               4.25        12/15/09         53,077
                                                                                                    ------------
                                                                                                         921,458
                                                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                  COUPON        MATURITY
THOUSANDS                                                                   RATE           DATE        VALUE
----------------------------------------------------------------------------------------------------------------
                MEDIA CONGLOMERATES (1.1%)
$         400   News America Holdings, Inc.                                  7.75%       02/01/24   $    450,655
          220   News America Inc.                                            7.28        06/30/28        239,091
                                                                                                    ------------
                                                                                                         689,746
                                                                                                    ------------
                MEDICAL DISTRIBUTORS (0.3%)
          210   AmerisourceBergen Corp. - 144A*                             5.625        09/15/12        209,955
                                                                                                    ------------
                MOTOR VEHICLES (2.3%)
          100   DaimlerChrysler North American
                  Holdings Co.                                               8.00        06/15/10        108,639
          380   DaimlerChrysler North American
                  Holdings Co.                                               8.50        01/18/31        464,628
        1,305   General Motors Corp.                                        8.375        07/15/33        926,550
                                                                                                    ------------
                                                                                                       1,499,817
                                                                                                    ------------
                MULTI-LINE INSURANCE (2.1%)
          450   AIG Sun America Global
                  Finance VI - 144A**                                        6.30        05/10/11        472,648
          300   American General Finance Corp.
                  (Series MTNF)                                             5.875        07/14/06        301,073
          485   American General Finance Corp.
                  (Series MTNH)                                             4.625        09/01/10        470,108
          135   Hartford Financial Services Group, Inc. (The)               2.375        06/01/06        134,157
                                                                                                    ------------
                                                                                                       1,377,986
                                                                                                    ------------
                OIL & GAS PRODUCTION (1.0%)
          410   Kerr-McGee Corp.                                            5.875        09/15/06        412,878
          230   Kerr-McGee Corp.                                            6.625        10/15/07        234,859
                                                                                                    ------------
                                                                                                         647,737
                                                                                                    ------------
                OTHER METALS/MINERALS (0.6%)
          385   Brascan Corp. (Canada)                                      7.125        06/15/12        415,653
                                                                                                    ------------
                PROPERTY - CASUALTY INSURERS (3.4%)
          645   Mantis Reef Ltd. - 144A** (Australia)                       4.692        11/14/08        630,853
          350   Platinum Underwriters Finance
                  Holdings, Ltd.                                            6.371        11/16/07        349,554
          335   Platinum Underwriters Finance
                  Holdings, Ltd.                                             7.50        06/01/17        342,731
          250   St. Paul Travelers Companies, Inc. (The)                     5.01        08/16/07        248,615
          675   XLLIAC Global Funding - 144A**                               4.80        08/10/10        660,849
                                                                                                    ------------
                                                                                                       2,232,602
                                                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                  COUPON        MATURITY
THOUSANDS                                                                   RATE           DATE        VALUE
----------------------------------------------------------------------------------------------------------------
                PULP & PAPER (2.0%)
$         276   Abitibi-Consolidated Inc. (Canada)                           8.55%       08/01/10   $    273,930
          350   Abitibi-Consolidated Inc. (Canada)                           8.85        08/01/30        309,313
          460   Bowater Canada Finance (Canada)                              7.95        11/15/11        453,100
          300   Sappi Papier Holding AG - 144A**
                  (Austria)                                                  6.75        06/15/12        287,803
                                                                                                    ------------
                                                                                                       1,324,146
                                                                                                    ------------
                RAILROADS (1.8%)
          252   Burlington North Santa Fe Railway Co.                       4.575        01/15/21        241,075
          270   Norfolk Southern Corp.                                       7.35        05/15/07        277,041
          245   Union Pacific Corp.                                         6.625        02/01/08        251,118
          210   Union Pacific Corp.                                          6.65        01/15/11        221,373
          160   Union Pacific Corp. (Series MTNE)                            6.79        11/09/07        164,141
                                                                                                    ------------
                                                                                                       1,154,748
                                                                                                    ------------
                REAL ESTATE DEVELOPMENT (0.9%)
          239   World Financial Properties - 144A**                          6.95        09/01/13        250,048
          324   World Financial Properties - 144A**
                  (Series 1996 WFP- B)                                       6.91        09/01/13        338,490
                                                                                                    ------------
                                                                                                         588,538
                                                                                                    ------------
                REAL ESTATE INVESTMENT TRUSTS (0.2%)
          100   EOP Operating L.P.                                           4.75        03/15/14         94,361
           45   EOP Operating L.P.                                          7.875        07/15/31         53,492
                                                                                                    ------------
                                                                                                         147,853
                                                                                                    ------------
                REGIONAL BANKS (1.4%)
          740   Marshall & Ilsley Bank (Series BKNT)                         3.80        02/08/08        722,819
          175   US Bancorp                                                   5.10        07/15/07        174,765
                                                                                                    ------------
                                                                                                         897,584
                                                                                                    ------------
                SAVINGS BANKS (1.4%)
           70   Household Finance Corp.                                     4.125        11/16/09         67,476
          170   Household Finance Corp.                                      8.00        07/15/10        187,372
          685   Washington Mutual Bank                                       5.50        01/15/13        687,428
                                                                                                    ------------
                                                                                                         942,276
                                                                                                    ------------
                TOTAL CORPORATE BONDS
                  (COST $43,723,672)                                                                  43,052,295
                                                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON            MATURITY
THOUSANDS                                                              RATE               DATE               VALUE
----------------------------------------------------------------------------------------------------------------------
                ASSET-BACKED SECURITIES (8.5%)
                FINANCE/RENTAL/LEASING
$         550   Chase Manhattan Auto Owner Trust
                  2004-A A4                                             2.83%            09/15/10        $     533,174
          308   CIT Equipment Collateral 2004-EF1 A3                    3.50             09/20/08              303,571
          550   DaimlerChrysler Auto Trust 2003-B A4                    2.86             03/09/09              539,621
          325   Ford Credit Auto Owner Trust 2005B A3                   4.17             01/15/09              322,349
          450   Harley-Davidson Motorcycle Trust
                  2004-2 A2                                             3.56             02/15/12              441,579
          600   Harley-Davidson Motorcycle Trust
                  2005-1 A2                                             3.76             12/17/12              587,424
          550   Honda Auto Receivables Owner Trust
                  2004-1 A4                                             3.06             10/21/09              536,408
          800   MBNA Credit Card Master Note Trust
                  2004-A4 A4                                            2.70             09/15/09              780,043
          500   TXU Electric Delivery Transition Bond Co.
                  LLC 2004-1 A2                                         4.81             11/17/14              491,596
          650   USAA Auto Owner Trust 2004-2 A-4                        3.58             02/15/11              636,761
          350   Volkswagen Auto Lease Trust 2005-A A3                   3.82             05/20/08              346,868
                                                                                                         -------------
                TOTAL ASSET-BACKED SECURITIES
                  (COST $5,642,727)                                                                          5,519,394
                                                                                                         -------------
                U.S. Government Agencies - Mortgage-Backed
                  Securities (0.1%)
           21   Federal Home Loan Mortgage Corp.                        7.50             09/01/30               22,066
           35   Federal National Mortgage Association                   7.50       01/01/30 - 04/01/32          36,665
                                                                                                         -------------
                TOTAL U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED
                  SECURITIES
                  (COST $59,094)                                                                                58,731
                                                                                                         -------------
                U.S. GOVERNMENT OBLIGATIONS (8.8%)
     3,210      U.S. Treasury Bonds                                6.125 - 6.375   08/15/27 - 08/15/29       3,894,419
     1,500      U.S. Treasury Note                                      4.25             11/15/13            1,464,903
       950      U.S. Treasury Strip                                     0.00             02/15/27              361,816
                                                                                                         -------------
                TOTAL U.S. GOVERNMENT OBLIGATIONS
                  (COST $5,744,055)                                                                          5,721,138
                                                                                                         -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                  COUPON        MATURITY
THOUSANDS                                                                   RATE           DATE        VALUE
----------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS (12.6%)
                U.S. GOVERNMENT OBLIGATION (a) (0.2%)
$         100   U.S. Treasury Bill*
                  (COST $98,414)                                             4.26%       07/13/06   $     98,414
                                                                                                    ------------
                REPURCHASE AGREEMENT (12.4%)
        8,117   Joint repurchase agreement account
                  (dated 02/28/06; proceeds $8,118,027) (b)
                  (COST $8,117,000)                                         4.555        03/01/06      8,117,000
                                                                                                    ------------
                TOTAL SHORT-TERM INVESTMENTS
                  (COST $8,215,414)                                                                    8,215,414
                                                                                                    ------------
                TOTAL INVESTMENTS
                  (COST $63,384,962) (c) (d)                                                 96.1%    62,566,972
                OTHER ASSETS IN EXCESS OF LIABILITIES                                         3.9      2,553,440
                                                                                            -----   ------------
                NET ASSETS                                                                  100.0%  $ 65,120,412
                                                                                            =====   ============

----------
   * A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN AN AMOUNT EQUAL TO $67,280.
   **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   + FLOATING RATE SECURITY, RATE SHOWN IS THE RATE IN EFFECT AT FEBRUARY 28, 2006.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN A AMOUNT EQUAL TO $12,245,203 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $235,871 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,053,861 RESULTING IN NET UNREALIZED DEPRECIATION OF $817,990.

FUTURES CONTRACTS OPEN AT FEBRUARY 28, 2006:

                                                                                          UNREALIZED
NUMBER OF                             DESCRIPTION, DELIVERY           UNDERLYING FACE    APPRECIATION
CONTRACTS       LONG/SHORT               MONTH AND YEAR               AMOUNT AT VALUE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------
       82         Long           U.S. Treasury Note 10 Year           $     8,848,313   $       (3,897)
                                   June 2006
       20         Long           U.S. Treasury Bond 20 Year                 2,261,875            4,508
                                   June 2006
        8         Short          U.S. Treasury Note 2 Year                 (1,635,000)            (209)
                                   June 2006
                                                                                        --------------
                                 Net Unrealized Appreciation                            $          402
                                                                                        ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2006 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $63,384,962) (including a
  repurchase agreement of $8,117,000)                                         $    62,566,972
Cash                                                                                      991
Receivable for:
     Investments sold                                                               2,123,633
     Interest                                                                         685,291
     Variation margin                                                                  39,489
     Shares of beneficial interest sold                                                 3,152
Prepaid expenses and other assets                                                      31,372
                                                                              ---------------
     TOTAL ASSETS                                                                  65,450,900
                                                                              ---------------
LIABILITIES:
Payable for:
     Shares of beneficial interest redeemed                                           131,755
     Dividends to shareholders                                                         31,323
     Distribution fee                                                                  28,248
     Transfer agent fee                                                                 6,709
     Investment advisory fee                                                            4,901
     Administration fee                                                                 4,033
Accrued expenses and other payables                                                   123,519
                                                                              ---------------
     TOTAL LIABILITIES                                                                330,488
                                                                              ---------------
     NET ASSETS                                                               $    65,120,412
                                                                              ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                               $    72,888,067
Net unrealized depreciation                                                          (817,588)
Dividends in excess of net investment income                                         (874,306)
Accumulated net realized loss                                                      (6,075,761)
                                                                              ---------------
     NET ASSETS                                                               $    65,120,412
                                                                              ===============
CLASS A SHARES:
Net Assets                                                                    $    30,237,587
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                           3,223,936
     NET ASSET VALUE PER SHARE                                                $          9.38
                                                                              ===============
     MAXIMUM OFFERING PRICE PER SHARE,
     (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)                          $          9.80
                                                                              ===============
CLASS B SHARES:
Net Assets                                                                    $    28,850,069
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                           3,101,580
     NET ASSET VALUE PER SHARE                                                $          9.30
                                                                              ===============
CLASS C SHARES:
Net Assets                                                                    $     4,843,183
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                             519,591
     NET ASSET VALUE PER SHARE                                                $          9.32
                                                                              ===============
CLASS D SHARES:
Net Assets                                                                    $     1,189,573
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                             128,252
     NET ASSET VALUE PER SHARE                                                $          9.28
                                                                              ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)

NET INVESTMENT INCOME:
Interest Income                                                               $     1,779,463
                                                                              ---------------
EXPENSES
Investment advisory fee                                                               147,733
Distribution fee (Class A shares)                                                      37,965
Distribution fee (Class B shares)                                                     135,983
Distribution fee (Class C shares)                                                      20,854
Transfer agent fees and expenses                                                       60,329
Professional fees                                                                      50,592
Shareholder reports and notices                                                        34,994
Administration fee                                                                     28,140
Registration fees                                                                      20,855
Custodian fees                                                                         15,367
Trustees' fees and expenses                                                             4,095
Other                                                                                  13,791
                                                                              ---------------
    TOTAL EXPENSES                                                                    570,698
Less: amounts waived/reimbursed                                                       (94,501)
                                                                              ---------------
    NET EXPENSES                                                                      476,197
                                                                              ---------------
    NET INVESTMENT INCOME                                                           1,303,266
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN ON:
Investments                                                                             6,743
Futures contracts                                                                      38,879
                                                                              ---------------
    NET REALIZED GAIN                                                                  45,622
                                                                              ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                        (2,019,127)
Futures contracts                                                                     (44,873)
                                                                              ---------------
    NET DEPRECIATION                                                               (2,064,000)
                                                                              ---------------
    NET LOSS                                                                       (2,018,378)
                                                                              ---------------
NET DECREASE                                                                  $      (715,112)
                                                                              ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 FOR THE SIX           FOR THE YEAR
                                                                                 MONTHS ENDED             ENDED
                                                                               FEBRUARY 28, 2006     AUGUST 31, 2005
                                                                              ------------------    ------------------
                                                                                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                         $        1,303,266    $        3,150,109
Net realized gain                                                                         45,622             1,103,433
Net change in unrealized appreciation                                                 (2,064,000)              125,178
                                                                              ------------------    ------------------

     NET INCREASE (DECREASE)                                                            (715,112)            4,378,720
                                                                              ------------------    ------------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                          (687,543)             (753,287)
Class B shares                                                                          (627,108)           (2,357,036)
Class C shares                                                                          (106,465)             (284,981)
Class D shares                                                                           (60,910)             (258,588)
                                                                              ------------------    ------------------

     TOTAL DIVIDENDS                                                                  (1,482,026)           (3,653,892)
                                                                              ------------------    ------------------

Net decrease from transactions in shares of beneficial interest                      (11,369,873)          (16,476,445)
                                                                              ------------------    ------------------

     NET DECREASE                                                                    (13,567,011)          (15,751,617)

NET ASSETS:
Beginning of period                                                                   78,687,423            94,439,040
                                                                              ------------------    ------------------

END OF PERIOD
(INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF
$874,306 AND $695,546, RESPECTIVELY)                                          $       65,120,412    $       78,687,423
                                                                              ==================    ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INCOME TRUST

NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2006 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 1, 1988 and commenced operations on May 3, 1989. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion; 0.22% to the portion of the daily net assets exceeding $1.25 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 0.80% of the average daily net assets of the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,389,432 at February 28, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.78%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $6, $55,536 and $137, respectively and received $5,127 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended February 28, 2006, aggregated $10,126,378, and $25,786,028, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $1,725,129 and $4,116,015, respectively. The Fund had sales of $2,243,199 including a realized loss of $29,301 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended February 28, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,625. At February 28, 2006, the Fund had an accrued pension liability of $63,011 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE SIX                          FOR THE YEAR
                                                      MONTHS ENDED                              ENDED
                                                   FEBRUARY 28, 2006                       AUGUST 31, 2005
                                           ----------------------------------    ----------------------------------
                                                       (UNAUDITED)
                                               SHARES             AMOUNT             SHARES              AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                               104,914    $       988,699            221,589    $     2,132,992
Conversion from Class B                            104,746            986,811          2,729,474         25,880,591
Reinvestment of dividends                           47,218            444,275             52,537            502,897
Redeemed                                          (352,668)        (3,315,654)          (481,353)        (4,601,088)
                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class A                 (95,790)          (895,869)         2,522,247         23,915,392
                                           ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                               136,801          1,284,661            523,679          4,969,424
Conversion to Class A                             (105,634)          (986,811)        (2,752,699)       (25,880,591)
Reinvestment of dividends                           44,733            417,454            160,297          1,521,702
Redeemed                                          (708,307)        (6,610,572)        (1,965,508)       (18,649,225)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                           (632,407)        (5,895,268)        (4,034,231)       (38,038,690)
                                           ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                                15,064            141,204            127,272          1,208,754
Reinvestment of dividends                            8,621             80,585             22,019            209,341
Redeemed                                          (152,279)        (1,425,289)          (287,875)        (2,733,330)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease -- Class C                           (128,594)        (1,203,500)          (138,584)        (1,315,235)
                                           ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                                11,084            103,090             70,246            665,641
Reinvestment of dividends                            4,322             40,252             21,317            201,615
Redeemed                                          (379,436)        (3,518,578)          (201,163)        (1,905,168)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease -- Class D                           (364,030)        (3,375,236)          (109,600)        (1,037,912)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                            (1,220,821)   $   (11,369,873)        (1,760,168)   $   (16,476,445)
                                           ===============    ===============    ===============    ===============

6. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2005, the Fund a net capital loss carryforward of $6,064,561 of which $199,882 will expire on August 31, 2006, $1,146,203 will expire on August 31, 2008, $2,891,735 will expire on August 31, 2009, $313,469 will expire on
August 31, 2010 and $1,513,272 will expire on August 31, 2012 to offset future capital gains to the extent provided by regulations.

As of August 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, mark-to-market of open futures contracts, dividend payable and book amortization of premiums on debt securities.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contract").

Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                     FOR THE SIX                                FOR THE YEAR ENDED AUGUST 31,
                                    MONTHS ENDED             -------------------------------------------------------------------
                                  FEBRUARY 28, 2006            2005            2004            2003         2002         2001
                                  -----------------          ---------       ---------       ---------    ---------    ---------
                                    (UNAUDITED)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning
  of period                       $            9.65          $    9.56       $    9.39       $    9.53    $    9.35    $    8.97
                                  -----------------          ---------       ---------       ---------    ---------    ---------
Income (loss) from investment
  operations:
  Net investment income                        0.17               0.38            0.35            0.20         0.37         0.52
  Net realized and unrealized
    gain (loss)                               (0.23)              0.16            0.26            0.01         0.19         0.38
                                  -----------------          ---------       ---------       ---------    ---------    ---------
Total income (loss) from
  investment operations                       (0.06)              0.54            0.61            0.21         0.56         0.90
                                  -----------------          ---------       ---------       ---------    ---------    ---------
Less dividends from net
  investment income                           (0.21)             (0.45)          (0.44)          (0.35)       (0.38)       (0.52)
                                  -----------------          ---------       ---------       ---------    ---------    ---------
Net asset value, end of period    $            9.38          $    9.65       $    9.56       $    9.39    $    9.53    $    9.35
                                  =================          =========       =========       =========    =========    =========
TOTAL RETURN+                                 (0.62)%(1)          5.81%           6.57%           2.17%        6.17%       10.34%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                       1.05%(2)(4)        1.03%(4)        1.19%(4)        1.14%        1.04%        1.21%
Net investment income                          4.01%(2)(4)        4.08%(4)        3.86%(4)        2.14%        4.03%        5.71%

SUPPLEMENTAL DATA:
Net assets, end of
  period, in thousands            $          30,238          $  32,038       $   7,628       $   9,636    $  10,730    $   4,177
Portfolio turnover rate                          16%(1)             46%            164%            429%         400%         358%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                              EXPENSE      NET INVESTMENT
                        PERIOD ENDED                           RATIO        INCOME RATIO
                      -----------------                      ---------     --------------
                      FEBRUARY 28, 2006                         1.32%           3.74%
                      AUGUST 31, 2005                           1.18            3.93
                      AUGUST 31, 2004                           1.24            3.81

                        SEE NOTES TO FINANCIAL STATEMENTS

                                     FOR THE SIX                                FOR THE YEAR ENDED AUGUST 31,
                                    MONTHS ENDED             -------------------------------------------------------------------
                                  FEBRUARY 28, 2006            2005            2004            2003         2002         2001
                                  -----------------          ---------       ---------       ---------    ---------    ---------
                                      (UNAUDITED)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning
  of period                       $            9.57          $    9.48       $    9.32       $    9.45    $    9.35    $    8.98
                                  -----------------          ---------       ---------       ---------    ---------    ---------
Income (loss) from investment
  operations:
  Net investment income                        0.14               0.31            0.29            0.14         0.31         0.47
  Net realized and unrealized
    gain (loss)                               (0.23)              0.16            0.24            0.02         0.10         0.37
                                  -----------------          ---------       ---------       ---------    ---------    ---------
Total income (loss) from
  investment operations                       (0.09)              0.47            0.53            0.16         0.41         0.84
                                  -----------------          ---------       ---------       ---------    ---------    ---------
Less dividends from net
  investment income                           (0.18)             (0.38)          (0.37)          (0.29)       (0.31)       (0.47)
                                  -----------------          ---------       ---------       ---------    ---------    ---------
Net asset value, end of period    $            9.30          $    9.57       $    9.48       $    9.32    $    9.45    $    9.35
                                  =================          =========       =========       =========    =========    =========
TOTAL RETURN+                                 (0.94)%(1)          5.13%           5.78%           1.63%        4.58%        9.55%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                       1.65%(2)(4)        1.65%(4)        1.85%(4)        1.79%        1.72%        1.84%
Net investment income                          3.41%(2)(4)        3.46%(4)        3.20%(4)        1.49%        3.35%        5.08%

SUPPLEMENTAL DATA:
Net assets, end of
  period, in thousands            $          28,850          $  35,739       $  73,650       $  99,695    $ 103,238    $  97,452
Portfolio turnover rate                          16%(1)             46%            164%            429%         400%         358%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                             EXPENSE       NET INVESTMENT
                        PERIOD ENDED                          RATIO         INCOME RATIO
                      -----------------                     ---------      --------------
                      FEBRUARY 28, 2006                        1.92%            3.14%
                      AUGUST 31, 2005                          1.80             3.31
                      AUGUST 31, 2004                          1.90             3.15

                        SEE NOTES TO FINANCIAL STATEMENTS

                                     FOR THE SIX                                FOR THE YEAR ENDED AUGUST 31,
                                    MONTHS ENDED             -------------------------------------------------------------------
                                  FEBRUARY 28, 2006            2005            2004            2003         2002         2001
                                  -----------------          ---------       ---------       ---------    ---------    ---------
                                     (UNAUDITED)
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning
  of period                       $            9.59          $    9.50       $    9.34       $    9.46    $    9.36    $    8.99
                                  -----------------          ---------       ---------       ---------    ---------    ---------
Income (loss) from
  investment operations:
  Net investment income                        0.14               0.31            0.29            0.14         0.31         0.47
  Net realized and unrealized
    gain (loss)                               (0.23)              0.17            0.24            0.03         0.10         0.37
                                  -----------------          ---------       ---------       ---------    ---------    ---------
Total income (loss) from
  investment operations                       (0.09)              0.48            0.53            0.17         0.41         0.84
                                  -----------------          ---------       ---------       ---------    ---------    ---------
Less dividends from net
  investment income                           (0.18)             (0.39)          (0.37)          (0.29)       (0.31)       (0.47)
                                  -----------------          ---------       ---------       ---------    ---------    ---------
Net asset value, end of period    $            9.32          $    9.59       $    9.50       $    9.34    $    9.46    $    9.36
                                  =================          =========       =========       =========    =========    =========
TOTAL RETURN+                                 (0.91)%(1)          5.16%           5.77%           1.74%        4.57%        9.54%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                       1.58%(2)(4)        1.62%(4)        1.85%(4)        1.79%        1.72%        1.84%
Net investment income                          3.48%(2)(4)        3.49%(4)        3.20%(4)        1.49%        3.35%        5.08%

SUPPLEMENTAL DATA:
Net assets, end of
  period, in thousands            $           4,843          $   6,215       $   7,474       $  10,389    $   6,415    $   4,226
Portfolio turnover rate                          16%(1)             46%            164%            429%         400%         358%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                             EXPENSE       NET INVESTMENT
                        PERIOD ENDED                          RATIO         INCOME RATIO
                      -----------------                     ---------      --------------
                      FEBRUARY 28, 2006                        1.85%            3.21%
                      AUGUST 31, 2005                          1.77             3.34
                      AUGUST 31, 2004                          1.90             3.15

                        SEE NOTES TO FINANCIAL STATEMENTS

                                     FOR THE SIX                                FOR THE YEAR ENDED AUGUST 31,
                                    MONTHS ENDED             -------------------------------------------------------------------
                                  FEBRUARY 28, 2006            2005            2004            2003         2002         2001
                                  -----------------          ---------       ---------       ---------    ---------    ---------
                                     (UNAUDITED)
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning
  of period                       $            9.54          $    9.45       $    9.29       $    9.43    $    9.35    $    8.98
                                  -----------------          ---------       ---------       ---------    ---------    ---------
Income (loss) from
  investment operations:
  Net investment income                        0.18               0.39            0.37            0.22         0.38         0.55
  Net realized and unrealized
    gain (loss)                               (0.22)              0.16            0.24            0.01         0.09         0.37
                                  -----------------          ---------       ---------       ---------    ---------    ---------
Total income (loss) from
  investment operations                       (0.04)              0.55            0.61            0.23         0.47         0.92
                                  -----------------          ---------       ---------       ---------    ---------    ---------
Less dividends from net
  investment income                           (0.22)             (0.46)          (0.45)          (0.37)       (0.39)       (0.55)
                                  -----------------          ---------       ---------       ---------    ---------    ---------
Net asset value, end of period    $            9.28          $    9.54       $    9.45       $    9.29    $    9.43    $    9.35
                                  =================          =========       =========       =========    =========    =========
TOTAL RETURN+                                 (0.43)%(1)          6.03%           6.68%           2.39%        5.23%       10.48%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                       0.80%(2)(4)        0.80%(4)        1.00%(4)        0.94%        0.87%        0.99%
Net investment income                          4.26%(2)(4)        4.31%(4)        4.05%(4)        2.34%        4.20%        5.93%

SUPPLEMENTAL DATA:
Net assets, end of period, in
  thousands                       $           1,190          $   4,695       $   5,687       $   7,113    $  11,943    $   3,018
Portfolio turnover rate                          16%(1)             46%            164%            429%         400%         358%

----------
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                             EXPENSE       NET INVESTMENT
                        PERIOD ENDED                          RATIO         INCOME RATIO
                      -----------------                     ---------      --------------
                      FEBRUARY 28, 2006                        1.07%            3.99%
                      AUGUST 31, 2005                          0.95             4.16
                      AUGUST 31, 2004                          1.05             4.00

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD

(C) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

[GRAPHIC]

MORGAN STANLEY FUNDS

Morgan Stanley Income Trust

Semiannual Report
February 28, 2006

[MORGAN STANLEY LOGO]

38557RPT-RA06-00323P-Y02/06

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2006